SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings (loss) per share (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($)
Numerator:
Net loss attributable to Recon Technology, Ltd		¥ (42,588,554)	$ (5,945,133)	¥ (49,871,259)	¥ (59,167,301)
Denominator:
Weighted-average number of ordinary shares outstanding - basic		9,094,902	9,094,902	5,048,952	2,157,158
Outstanding options/warrants/convertible notes		¥ 47,964		¥ 52,407	¥ 1,115,088	$ 47,964
Weighted-average number of ordinary shares outstanding - diluted		9,094,902	9,094,902	5,048,952	2,157,158
Earnings (loss) per share - basic | (per share)		¥ (4.68)	$ (0.65)	¥ (9.88)	¥ (27.43)
Earnings (loss) per share - diluted | (per share)		¥ (4.68)	$ (0.65)	¥ (9.88)	¥ (27.43)
Reverse stock split	0.056	0.2	0.2
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic		8,044,658	8,044,658	4,654,508	1,880,065
Reverse stock split	0.056
Class B Ordinary Shares (used for EPS calculation)
Denominator:
Weighted-average number of ordinary shares outstanding - basic		1,050,244	1,050,244	394,444	277,093
Reverse stock split	0.056
Class B common stock convertible conversion ratio	0.056